INVENTORIES	6 Months Ended	12 Months Ended
	Sep. 30, 2017	Mar. 31, 2017
Inventory Disclosure [Abstract]
Inventory Disclosure [Text Block]
6.	INVENTORIES

	September 30, 2017	March 31, 2017
	$	$
Raw materials	225,735	119,985
Work in progress	5,707	108,264
Finished Goods	-	-
	231,442	228,249

6.	INVENTORY

	March 31,	March 31,
	2017	2016
	$	$
Raw Materials	119,985	-
Work in Progress	108,264	-
	228,249	-

For the year ended March 31, 2017, $43,009 of inventory has been written off as it is not expected to be used as a result of an introduction of new versions of existing InMotion products and $124,416 as a result of physical inventory counts, both amounts have been written off to Cost of Sales.